Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/2010

Institutional Investment Manager Filing this Report:

Name: 		Cutler Capital Management, LLC
Address:		306 Main Street
		Worcester, MA  01608

Form 13F File Number:  28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David N. Grenier
Title:		President
Phone:		508-757-4455

Signature, Place and Date of Signing:

________________________	Worcester, MA	August 6, 2010

Report Type:

13F Holdings Report

List of Other Managers Reporting for this Manager:  n/a



Form 13F Summary Page

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	35
Form 13F Information Table Value Total:	167918 (thousands)

List of Other Included Managers:	None



Form 13F Information Table

LIST OF SECURITIES HELD 13-F @ 6/30/10

                        TITLE               VAL.SH  SH  PUT/ INV. OTHR VOT AUTH
ISSUER    CL    CUSIP   x$100 PRN AMT PRN CALL DSR. MGR  SOLE SH NONE

ALLIANT TECH DEB 018804AN4 2128 2183000 PRN  NA  SOLE NA  705000  0  1478000
ALLIANT TECH DEB 018804AH7 11942 12557000 PRN  NA SOLE NA  3736000  0  8821000
ASPEN INS. PFD G05384113 14511 285600 SH NA SOLE NA  71500  0  214100
AT&T COM 00206R102  465 19230 SH  NA SOLE NA  9000  0  10230
BLACKROCK INV MUTUAL FUND 09247B109 493 40000 SH  NA SOLE NA 0 0 40000
CELANESE  COM  150870103 237  9500 SH  NA SOLE NA  5000  0  4500
CEPHALON DEB  156708AR0  8271  7850000 PRN  NA SOLE NA 2150000 0  5700000
CHARLES RIVER DEB 159864AB3 3959 4127000 PRN NA SOLE NA  1650000  0  2477000
CHESAPEAKE PFD 165167842 2247 27576 SH  NA SOLE NA 0  0  27576
CHEVRON COM  166764100  148 2175 SH  NA  SOLE  NA   0  0  2175
CITIGROUP PFD 172967416  1939  17165 SH NA  SOLE NA  7700  0  9465
DIAMOND HILL COM 25264C101 2313  276907 SH  NA SOLE NA  0  0  276907
FIRST COMM BNK  COM  31985E20 332 178459 SH  NA  SOLE  NA  123866  0  54593
HARTFORD FIN.PFD 416515708  3374  145800 SH  NA SOLE NA 28700  0  117100
INVESCO VAN KAMPEN  MUN 920929106  862  60000 SH  NA  SOLE  NA  0  0  60000
L-3 COMM  DEB 3 502413AW7  9633 9600000 PRN NA SOLE  NA 3000000  0  6600000
LEXINGTON PTY  COM  529043101 404  67200 SH  NA  SOLE  NA  67200  0  0
LEXINGTON PTY PFD 529043309  14982 418727 SH NA SOLE NA  108000  0  310727
LIBERTY  DEB 3.5 530715AN1  154 281000 PRN NA  SOLE  NA 0  0 281000
MYLAN PFD 628530206 325  308 SH  NA SOLE NA  0  0  308
NY COMM. COM 649445103 10276  672959 SH  NA  SOLE NA 194000  0 478959
NICHOLAS FINL COM 65373J209 408  50000 SH  NA SOLE NA  0  0  50000
NORTHROP GRUMMAN COM 666807102  408  7500 SH  NA SOLE  NA  4500 0 3000
OLD REPUBLIC DEB 680223AF1 7852  6592000 PRN  NA SOLE NA  1771000 0 4821000
OMNICARE PFD 68214L201  2740  76650 SH  NA SOLE NA  30700  0  45950
OMNICARE PFD 68214Q200  6188  173825 SH  NA SOLE NA  56400 0  117425
PFIZER  COM  717081103  5724  401410 SH  NA  SOLE  NA   109000  0  292410
PPL CORP. PFD 69351T601  519  10000 SH  NA SOLE NA  10000  0  0
PRAXAIR  COM  74005P104  148  1956 SH  NA  SOLE  NA  0  0  1956
PROSHARE ULTRA COM 74347R297  1064 30000 SH  NA SOLE NA  30000  0 0
UNISOURCE DEB 909205AB2 18830  19539000 PRN NA SOLE NA  5020000  0 14519000
VERISIGN DEB 92343EAD4  5119 5642000 PRN NA SOLE NA  1600000  0  4042000
VERIZON COM 92343V104 486  17347 SH  NA SOLE NA  7500  0  9847
WEST PHARM DEB 4.0 955306AA3  15757  19425000 PRN NA SOLE NA 5140000  0 14285000
XILINX  DEB 3.125 983919AD3  14082 15387000 PRN NA SOLE NA 4365000  0  11022000